TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 93.6%
Aerospace & Defense - 2.0%
239,454	Kratos Defense & Security Solutions, Inc. (1)	$3,742,666
38,136	Mercury Systems, Inc. (1)	2,999,778
		6,742,444
Banks - 1.3%
114,847	Western Alliance Bancorp	4,349,256

Biotechnology - 7.2%
99,329	Emergent BioSolutions, Inc. (1)	7,854,937
86,176	Ligand Pharmaceuticals, Inc. (1)	9,638,786
148,989	Natera, Inc. (1)	7,428,591
		24,922,314
Building Products - 1.0%
6,065	The AZEK Co., Inc. - Class A (1)	193,231
26,288	Trex Co., Inc. (1)	3,419,280
		3,612,511
Commercial Services & Supplies - 3.2%
85,086	Casella Waste Systems, Inc. - Class A (1)	4,434,682
25,257	Clean Harbors, Inc. (1)	1,514,915
210,395	Healthcare Services Group, Inc.	5,146,262
		11,095,859
Communications Equipment - 1.8%
488,285	Viavi Solutions, Inc. (1)	6,220,751

Construction & Engineering - 5.0%
111,549	Construction Partners, Inc. - Class A (1)	1,981,110
125,446	Quanta Services, Inc.	4,921,247
406,346	Sterling Construction Co., Inc. (1)	4,254,443
484,332	WillScot Corp. - Class A (1)	5,952,440
		17,109,240
Diversified Consumer Services - 2.3%
472,280	OneSpaWorld Holdings Ltd.	2,252,776
37,894	Strategic Education, Inc.	5,822,413
		8,075,189
Electronic Equipment, Instruments & Components - 3.0%
55,013	Fabrinet (1)	3,433,911
17,423	Littelfuse, Inc.	2,972,887
102,143	National Instruments Corp.	3,953,956
		10,360,754
Health Care Equipment & Supplies - 0.9%
121,868	LeMaitre Vascular, Inc.	3,217,315

Health Care Providers & Services - 5.1%
8,925	Chemed Corp.	4,025,800
90,119	HealthEquity, Inc. (1)	5,287,281
32,159	LHC Group, Inc. (1)	5,605,957
32,254	U.S. Physical Therapy, Inc.	2,613,219
		17,532,257
Health Care Technology - 3.5%
252,019	HMS Holdings Corp. (1)	8,162,896
23,042	Omnicell, Inc. (1)	1,627,226
11,098	Teladoc Health, Inc. (1)	2,117,942
		11,908,064
Hotels, Restaurants & Leisure - 2.8%
14,289	Churchill Downs, Inc.	1,902,580
196,629	Lindblad Expeditions Holdings, Inc. (1)	1,517,976
29,671	Marriott Vacations Worldwide Corp.	2,439,253
102,644	SeaWorld Entertainment, Inc. (1)	1,520,158
46,250	Texas Roadhouse, Inc.	2,431,362
		9,811,329
Household Durables - 3.9%
46,441	Cavco Industries, Inc. (1)	8,956,147
188,639	Skyline Champion Corp. (1)	4,591,473
		13,547,620
Insurance - 3.0%
67,623	Kinsale Capital Group, Inc.	10,495,766

IT Services - 7.0%
14,010	CACI International, Inc. (1)	3,038,489
32,958	ExlService Holdings, Inc. (1)	2,089,537
197,348	Genpact Ltd.	7,207,149
35,481	MAXIMUS, Inc.	2,499,637
103,943	Perspecta, Inc.	2,414,596
125,129	WNS Holdings Ltd. - ADR (1)	6,879,592
		24,129,000
Life Sciences Tools & Services - 10.3%
17,336	Bio-Rad Laboratories, Inc. - Class A (1)	7,827,031
17,427	Bio-Techne Corp.	4,601,948
44,226	Charles River Laboratories International, Inc. (1)	7,710,803
82,398	NeoGenomics, Inc. (1)	2,552,690
56,986	PRA Health Sciences, Inc. (1)	5,544,168
57,590	Repligen Corp. (1)	7,118,700
		35,355,340
Machinery - 2.4%
8,222	Alamo Group, Inc.	843,906
75,134	Chart Industries, Inc. (1)	3,643,248
37,497	Kadant, Inc.	3,736,951
		8,224,105
Media - 2.1%
48,608	Cardlytics, Inc. (1)	3,401,588
43,805	Nexstar Media Group, Inc.	3,666,040
		7,067,628
Pharmaceuticals - 0.8%
54,309	Pacira BioSciences, Inc. (1)	2,849,593

Professional Services - 2.4%
125,865	ASGN, Inc. (1)	8,392,678

Road & Rail - 1.5%
143,900	TFI International, Inc.	5,101,255

Semiconductors & Semiconductor Equipment - 8.3%
99,852	Cohu, Inc.	1,731,434
50,743	Diodes, Inc. (1)	2,572,670
188,032	Lattice Semiconductor Corp. (1)	5,338,228
34,587	MKS Instruments, Inc.	3,916,632
195,163	Onto Innovation, Inc. (1)	6,643,349
57,864	Silicon Motion Technology Corp. - ADR	2,822,027
290,557	Tower Semiconductor Ltd. (1)	5,546,733
		28,571,073
Software - 8.6%
64,901	Cornerstone OnDemand, Inc. (1)	2,502,583
22,624	Guidewire Software, Inc. (1)	2,507,870
187,572	Medallia, Inc. (1)	4,734,317
39,528	New Relic, Inc. (1)	2,723,479
27,835	Nice Ltd. - ADR (1)	5,267,495
26,979	Pegasystems, Inc.	2,729,465
15,387	The Trade Desk, Inc. - Class A (1)	6,254,816
55,081	Workiva, Inc. - Class A (1)	2,946,283
		29,666,308
Specialty Retail - 0.8%
24,352	Five Below, Inc. (1)	2,603,472

Textiles, Apparel & Luxury Goods - 1.4%
102,139	Canada Goose Holdings, Inc. (1)	2,366,560
32,360	Columbia Sportswear Co.	2,607,569
		4,974,129
Trading Companies & Distributors - 2.0%
56,104	Applied Industrial Technologies, Inc.	3,500,329
176,696	H&E Equipment Services, Inc.	3,265,342
		6,765,671
TOTAL COMMON STOCKS
(Cost $244,675,298)		322,700,921

EXCHANGE-TRADED FUNDS - 2.0%
61,739	SPDR S&P Biotech ETF	6,911,681
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,022,978)		6,911,681

REAL ESTATE INVESTMENT TRUSTS - 1.8%
83,383	CyrusOne, Inc.	6,066,113
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,912,882)		6,066,113

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
9,575,108	First American Treasury Obligations Fund - Class X, 0.085% (2)	9,575,108
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,575,108)		9,575,108

TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost $264,186,266)		345,253,823
Liabilities in Excess of Other Assets - (0.2)%		(552,257)
TOTAL NET ASSETS - 100.0%		$344,701,566

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of June 30, 2020.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020. See Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$322,700,921	$–	$–	$322,700,921
Exchange-Traded Funds	6,911,681	–	–	6,911,681
Real Estate Investment Trusts	6,066,113	–	–	6,066,113
Short-Term Investments	9,575,108	–	–	9,575,108
Total Investments in Securities	$345,253,823	$–	$–	$345,253,823